VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance For Doubtful Accounts, Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	$ 560		$ 578		$ 676
Additions, charged to revenue accounts	127	[1]	41	[1]	90	[1]
Writeoffs	(60)		(45)		(154)
Other	9	[2]	(15)	[2]	(34)	[2]
Balance at the End of the Period	636		560		578
Allowance For Doubtful Accounts, Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	66		38		58
Additions, charged to revenue accounts	27	[1]	10	[1]	1	[1]
Writeoffs	0		0		(17)
Other	(12)	[2]	17	[2]	(3)	[2]
Balance at the End of the Period	80		66		38
Allowance For Inventory Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	652		625		674
Additions, charged to revenue accounts	201	[1]	294	[1]	230	[1]
Writeoffs	(214)		(240)		(279)
Other	(16)	[2]	(28)	[2]	1	[2]
Balance at the End of the Period	623		652		625
Revenue Based Provisions
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	777		861		888
Additions, charged to revenue accounts	3,061	[1]	3,228	[1]	3,157	[1]
Writeoffs	(3,004)		(3,345)		(3,132)
Other	(7)	[2]	33	[2]	(51)	[2]
Balance at the End of the Period	$ 827		$ 777		$ 861

[1]

*Additions for Allowance for Doubtful Accounts and Allowance for Inventory Losses are charged to expense and cost accounts, respectively, while Revenue Based Provisions are charged to revenue accounts.

[2]	**Primarily comprises currency translation adjustments.